Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive Loss	Treasury shares (cost)	Non-controlling interests	Total
Balance at beginning at Dec. 31, 2018	$ 4,190	$ 98,008	$ 262,557	$ 3,134	$ (259)	$ 437,767	$ 805,397
Balance at beginning (in Shares) at Dec. 31, 2018	14,750,338
Impact of the adoption of IFRS 16			(1,187)			(1,225)	(2,412)
Balance as of January 1, 2019 (Including the impact of the adoption of IFRS 16)	$ 4,190	98,008	261,370	3,134	(259)	436,542	802,985
Balance as of January 1, 2019 (Including the impact of the adoption of IFRS 16) (in Shares)	14,750,338
Net income			38,820			55,603	94,423
Foreign currency translation				8,437		13,856	22,293
Actuarial gain from defined benefit plans			(12)			(14)	(26)
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net				43		52	95
Share in other comprehensive income of joint venture				62			62
Total other comprehensive income (loss)			(12)	8,542		13,894	22,424
Total comprehensive income (loss)			38,808	8,542		69,497	116,847
Issuance of shares upon conversion of convertible debentures	$ 150	22,321					22,471
Issuance of shares upon conversion of convertible debentures (in Shares)	543,929
Cost of share-based payment (Note 17)		257				3,617	3,874
Dividend to Formula’s shareholders			(15,032)				(15,032)
Dividend to non-controlling interests in subsidiaries						(38,233)	(38,233)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(100)				1,053	953
Acquisition of non-controlling interests		(9)				(3,838)	(3,847)
Settlement of put options over non-controlling interests		260				5,597	5,857
Non-controlling interests arising from initially consolidated company						459	459
Balance at ending at Dec. 31, 2019	$ 4,340	120,737	285,146	11,676	(259)	474,694	896,334
Balance at ending (in Shares) at Dec. 31, 2019	15,294,267
Net income			46,776			67,246	114,022
Foreign currency translation				14,007		20,099	34,106
Actuarial gain from defined benefit plans			396			444	840
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net				(1)		(1)	(2)
Share in other comprehensive income of joint venture				(169)			(169)
Total other comprehensive income (loss)			396	13,837		20,542	34,775
Total comprehensive income (loss)			47,172	13,837		87,788	148,797
Cost of share-based payment (Note 17)		1,310				6,546	7,856
Dividend to Formula’s shareholders			(7,960)				(7,960)
Dividend to non-controlling interests in subsidiaries						(39,056)	(39,056)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		847				4,459	5,306
Acquisition of non-controlling interests		(6,538)				(13,114)	(19,652)
Dilution in Formula’s share in Sapiens due to issuance of Sapiens’ ordinary shares		34,462				74,275	108,737
Settlement of put options over non-controlling interests		(1,569)				(4,137)	(5,706)
Non-controlling interests arising from initially consolidated company						13,887	13,887
Balance at ending at Dec. 31, 2020	$ 4,340	149,249	324,358	25,513	(259)	605,342	$ 1,108,543
Balance at ending (in Shares) at Dec. 31, 2020	15,294,267						15,294,267
Net income			54,585			87,317	$ 141,902
Foreign currency translation				(125)		(112)	(237)
Actuarial gain from defined benefit plans			1,460			1,547	3,007
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net
Share in other comprehensive income of joint venture				128			128
Total other comprehensive income (loss)			1,460	3		1,435	2,898
Total comprehensive income (loss)			56,045	3		88,752	144,800
Cost of share-based payment (Note 17)		7,434				7,405	14,839
Dividend to Formula’s shareholders			(22,088)				(22,088)
Dividend to non-controlling interests in subsidiaries						(62,662)	(62,662)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(540)				3,211	2,671
Acquisition of non-controlling interests		1,005				(2,705)	(1,700)
Settlement of put options over non-controlling interests		(4,100)				(4,532)	(8,632)
Non-controlling interests arising from initially consolidated company						4,016	4,016
Balance at ending at Dec. 31, 2021	$ 4,340	$ 153,048	$ 358,315	$ 25,516	$ (259)	$ 638,827	$ 1,179,787
Balance at ending (in Shares) at Dec. 31, 2021	15,294,267						15,294,267